Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Cash	$ 1,007,626	$ 1,447,921
Prepaid expenses	107,333	95,833
Total current assets	1,114,959	1,543,754
Prepaid insurance	13,458	77,208
Cash held in Trust Account	182,062,506	176,597,270
Total Assets	183,190,923	178,218,232
Current liabilities
Accrued expenses	76,363	97,837
Over-allotment option liability		26,558
Total current liabilities	76,363	124,395
Deferred legal fees	1,524,583	850,000
Deferred underwriting fee payable	7,000,000	7,000,000
Total Liabilities	8,600,946	7,974,395
COMMITMENTS AND CONTINGENCIES (Note 6)
Ordinary shares value	182,062,506	176,597,270
SHAREHOLDERS’ DEFICIT
Preference shares value
Additional paid-in capital
Accumulated deficit	(7,473,211)	(6,354,203)
Total Shareholders’ Deficit	(7,472,529)	(6,353,433)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	183,190,923	178,218,232
Current assets
Cash	1,007,626	1,447,921
Prepaid expenses	107,333	95,833
Total current assets	1,114,959	1,543,754
Prepaid insurance	13,458	77,208
Cash held in Trust Account	182,062,506	176,597,270
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value	99	99
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value	$ 583	$ 671